Award Timing Disclosure		12 Months Ended
		Dec. 31, 2025	Jun. 15, 2025 USD ($) shares $ / shares	Feb. 15, 2025 USD ($) shares $ / shares	Jan. 15, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]		We do not have any formal policy that requires the Company to grant, or avoid granting, equity-based compensation at certain times. We do not grant equity awards in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and do not time the public release of such information based on award grant dates. The timing of any equity grants to executive officers or directors in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
Award Timing MNPI Considered [Flag]		false
MNPI Disclosure Timed for Compensation Value [Flag]		false
Awards Close in Time to MNPI Disclosures, Table

During the year ended December 31, 2025, other than as disclosed in the table below, there were no grants of stock options made to our named executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award(1)	Exercise price of the award ($/Sh)	Grant date fair value of the award(2)

Percentage
change in the
closing market
price of the
securities
underlying the
award between

the trading
day ending
immediately
prior to the

disclosure of
material
nonpublic
information

and the trading
day beginning
immediately

following the
disclosure of
material
nonpublic

information.

Peter Longo	01/15/2025	920	$16.30	$13,604	(8.24)%
Peter Longo	02/15/2025	1,064	$14.01	$13,486	(7.09)%
Peter Longo	06/17/2025	1,415	$10.60	$14,574	(26)%

(1)	Such number of shares of Common Stock issuable upon exercise of such stock options reflect the Company’s 1-for-10 reverse stock split of its Common Stock effected on June 6, 2025.
(2)	Exercise price of the options was equal to the closing market price on the date of grant. The grant date fair value of the award was calculated in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in footnote 10 to the Notes to Consolidated Financial Statements contained in the Annual Report.

Peter Longo [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Peter Longo	Peter Longo	Peter Longo
Number of Securities Underlying the Award | shares	[1]		1,415	1,064	920
Award Exercise Price | $ / shares			$ 10.60	$ 14.01	$ 16.30
Grant Date Fair Value of the Award | $	[2]		$ 14,574	$ 13,486	$ 13,604
Underlying Security Market Price Change, Percent					(8.24)

[1]	Such number of shares of Common Stock issuable upon exercise of such stock options reflect the Company’s 1-for-10 reverse stock split of its Common Stock effected on June 6, 2025.
[2]	Exercise price of the options was equal to the closing market price on the date of grant. The grant date fair value of the award was calculated in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in footnote 10 to the Notes to Consolidated Financial Statements contained in the Annual Report.